                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:

/s/ Brian Kobelski    Andover, Massachusetts      August 13, 2007
------------------ -----------------------------  ---------------
   [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          59
Form 13F Information Table Value Total: $   252,764
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                   6/30/2007

Item 1:                                     Item 2:        Item 3:  Item 4:        Item 5:        Item 6:               Item 7:
                                                                                                  Investment Discretion
                                                                                                  --------------------
                                                                    Market
                                                                     Value   Shrs Or   Shrs/ Put/  Sole    Shared Other  Other
Security                                 Security Type      Cusip   (x1000) Prn Amount  PRN  Call   (A)     (B)    (C)  Manager
--------                                 -------------    --------- ------- ---------- ----- ---- -------  ------ ----- -------
AES Corp/The                               Common Stock   00130H105  8,096    370,000  Shrs          X
AFC Enterprises                            Common Stock   00104Q107    778     45,000  Shrs          X
AmeriCredit Corp                           Common Stock   03060R101 15,266    575,000  Shrs          X
American Greetings Corp                    Common Stock   026375105  1,799     63,500  Shrs          X
Anadarko Petroleum Corp                    Common Stock   032511107  1,040     20,000  Shrs          X
Aurora Oil & Gas Corp                      Common Stock   052036100  1,650    774,500  Shrs          X
Bally Technologies Inc                     Common Stock   05874B107  1,464     55,425  Shrs          X
Cohen & Steers Select Utility Fund Inc     Common Stock   19248A109  1,181     45,000  Shrs          X
DaVita Inc                                 Common Stock   23918K108  6,320    117,300  Shrs          X
Dover Motorsports Inc                      Common Stock   260174107  4,242    700,000  Shrs          X
EchoStar Communications Corp               CLA            278762109 47,750  1,101,000  Shrs          X
Edison International                       Common Stock   281020107  1,122     20,000  Shrs          X
El Paso Corp                               Common Stock   28336L109  1,723    100,000  Shrs          X
Equitable Resources Inc                    Common Stock   294549100  1,056     21,300  Shrs          X
Famous Dave's Of America Inc               Common Stock   307068106  2,559    114,995  Shrs          X
Forest Oil Corp                            Com Par $.01   346091705  3,803     90,000  Shrs          X
Full House Resorts Inc                     Common Stock   359678109  1,733    462,000  Shrs          X
Halliburton Co                             Common Stock   406216101  1,035     30,000  Shrs          X
Hilton Hotels Corp                         Common Stock   432848109  1,171     35,000  Shrs          X
Interstate Hotels & Resorts Inc            Common Stock   46088S106  2,845    545,000  Shrs          X
Isle of Capri Casinos Inc                  Common Stock   464592104 11,167    466,075  Shrs          X
Kodiak Oil & Gas Corp                      Common Stock   50015Q100    580    100,000  Shrs          X
MTR Gaming Group Inc                       Common Stock   553769100  9,009    585,000  Shrs          X
Magna Entertainment Corp                   Common Stock   559211107  1,096    375,210  Shrs          X
McDermott International Inc                Common Stock   580037109  1,247     15,000  Shrs          X
McMoRan Exploration Co                     Common Stock   582411104    700     50,000  Shrs          X
Multimedia Games Inc                       CLA            625453105  3,126    245,000  Shrs          X
Nevada Gold & Casinos Inc                  Com New        64126Q206    532    264,512  Shrs          X
Newfield Exploration Co                    Common Stock   651290108  8,199    180,000  Shrs          X
OM Group Inc                               Common Stock   670872100  2,646     50,000  Shrs          X
Penn National Gaming Inc                   Common Stock   707569109  4,814     80,120  Shrs          X
Questar Corp                               Common Stock   748356102  3,171     60,000  Shrs          X
Regeneration Technologies Inc              Common Stock   75886N100  1,136    101,000  Shrs          X
Rosetta Resources Inc                      Common Stock   777779307  1,616     75,000  Shrs          X
Royal Caribbean Cruises Ltd                Common Stock   V7780T103  1,934     45,000  Shrs          X
Select Comfort Corp                        Common Stock   81616X103  4,379    270,000  Shrs          X
Shoe Pavilion Inc                          Common Stock   824894109     59     20,000  Shrs          X
Spanish Broadcasting System                CLA            846425882  1,957    455,000  Shrs          X
Staar Surgical Co                          Com Par $.01   852312305  2,254    590,000  Shrs          X
Standard Register Co/ The                  Common Stock   853887107    741     65,000  Shrs          X
Stone Energy Corp                          Common Stock   861642106  1,028     30,000  Shrs          X
Swift Energy Co                            Common Stock   870738101  1,283     30,000  Shrs          X
Tivo Inc                                   Common Stock   888706108    550     95,000  Shrs          X
Vonage Holdings Corp                       Common Stock   92886T201  1,742    560,000  Shrs          X
Williams Cos Inc                           Common Stock   969457100 14,229    450,000  Shrs          X
Yahoo! Inc                                 Common Stock   984332106  1,357     50,000  Shrs          X
Magna Entertainment Corp                   Note 8.55% 6/1 559211AD9  8,685  9,000,000   PRN          X
AES Corp/The                               Common Stock   00130H105  4,376    200,000  call          X
AES Corp/The                               Common Stock   00130H105  2,188    100,000  call          X
AES Corp/The                               Common Stock   00130H105  6,564    300,000  call          X
Carnival Corp                              Paired CTF     143658300  2,619     53,700  call          X
Las Vegas Sands Corp                       Common Stock   517834107  2,292     30,000   put          X
Las Vegas Sands Corp                       Common Stock   517834107  3,056     40,000   put          X
Las Vegas Sands Corp                       Common Stock   517834107    764     10,000   put          X
Las Vegas Sands Corp                       Common Stock   517834107  1,528     20,000   put          X
Royal Caribbean Cruises Ltd                Common Stock   V7780T103  4,298    100,000  call          X
Royal Caribbean Cruises Ltd                Common Stock   V7780T103  4,324    100,600  call          X
iShares TR                                 Russell 2000   464287655 20,740    250,000   put          X
iShares TR                                 Russell 2000   464287655  4,148     50,000   put          X

Item 1:                                      Item 8:
                                         Voting Authority
                                         ----------------

                                         Sole Shared None
Security                                 (A)   (B)   (C)
--------                                 ---- ------ ----
AES Corp/The                              X
AFC Enterprises                           X
AmeriCredit Corp                          X
American Greetings Corp                   X
Anadarko Petroleum Corp                   X
Aurora Oil & Gas Corp                     X
Bally Technologies Inc                    X
Cohen & Steers Select Utility Fund Inc    X
DaVita Inc                                X
Dover Motorsports Inc                     X
EchoStar Communications Corp              X
Edison International                      X
El Paso Corp                              X
Equitable Resources Inc                   X
Famous Dave's Of America Inc              X
Forest Oil Corp                           X
Full House Resorts Inc                    X
Halliburton Co                            X
Hilton Hotels Corp                        X
Interstate Hotels & Resorts Inc           X
Isle of Capri Casinos Inc                 X
Kodiak Oil & Gas Corp                     X
MTR Gaming Group Inc                      X
Magna Entertainment Corp                  X
McDermott International Inc               X
McMoRan Exploration Co                    X
Multimedia Games Inc                      X
Nevada Gold & Casinos Inc                 X
Newfield Exploration Co                   X
OM Group Inc                              X
Penn National Gaming Inc                  X
Questar Corp                              X
Regeneration Technologies Inc             X
Rosetta Resources Inc                     X
Royal Caribbean Cruises Ltd               X
Select Comfort Corp                       X
Shoe Pavilion Inc                         X
Spanish Broadcasting System               X
Staar Surgical Co                         X
Standard Register Co/ The                 X
Stone Energy Corp                         X
Swift Energy Co                           X
Tivo Inc                                  X
Vonage Holdings Corp                      X
Williams Cos Inc                          X
Yahoo! Inc                                X
Magna Entertainment Corp                  X
AES Corp/The                              X
AES Corp/The                              X
AES Corp/The                              X
Carnival Corp                             X
Las Vegas Sands Corp                      X
Las Vegas Sands Corp                      X
Las Vegas Sands Corp                      X
Las Vegas Sands Corp                      X
Royal Caribbean Cruises Ltd               X
Royal Caribbean Cruises Ltd               X
iShares TR                                X
iShares TR                                X